UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2010 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth

August 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.5%
Consumer Discretionary - 11.4%
Alpha Pro Tech, Ltd.*	174,783		$267,418
American Public Education, Inc.*	38,099		946,760
Ballantyne Strong, Inc.*	127,167		998,261
Build-A-Bear Workshop, Inc.*	184,412		922,060
Cinemark Holdings, Inc.	116,591	[2]	1,703,394
Corinthian Colleges, Inc.*	106,741	[2]	520,896
Cost Plus, Inc.*	15,662		52,154
Exide Technologies, Inc.*	331,715		1,389,886
La-Z-Boy, Inc.*	107,888		722,850
Steven Madden, Ltd.*	67,941		2,339,209
NutriSystem, Inc.	63,897		1,122,031
US Auto Parts Network, Inc.*	192,380		1,581,364
Ulta Salon, Cosmetics & Fragrance, Inc.*	81,824		1,853,314
Wonder Auto Technology, Inc.*	226,724		1,745,775
Total Consumer Discretionary			16,165,372
Consumer Staples - 1.1%
Calavo Growers, Inc.	80,460		1,579,430
Energy - 4.3%
China Integrated Energy, Inc.*	158,155		1,211,467
GeoResources, Inc.*	94,789		1,432,262
GMX Resources, Inc.*	92,967		395,110
Swift Energy Co.*	62,799		1,692,433
Tesco Corp.*	137,162		1,360,647
Total Energy			6,091,919
Financials - 1.3%
Cardtronics, Inc.*	135,520		1,876,952
Health Care - 25.2%
3SBio, Inc., ADR*	151,938		1,934,171
Affymetrix, Inc.*	164,880		677,657
Akorn, Inc.*	347,058		1,186,938
Alkermes, Inc.*	97,180	[2]	1,288,607
BioScrip, Inc.*	396,445		1,926,723
Bruker Corp.*	111,992		1,331,585
Cutera, Inc.*	76,512		538,644
HeartWare International, Inc.*	50,075		3,242,857
Illumina, Inc.*	35,359		1,516,547
LeMaitre Vascular, Inc.*	104,026		743,786
Medidata Solutions, Inc.*	48,457		831,522
MEDTOX Scientific, Inc.*	72,565		832,321
Natus Medical, Inc.*	86,086		1,039,058
Neogen Corp.*	93,908		2,743,992
NxStage Medical, Inc.*	114,612		1,807,431
Omnicell, Inc.*	105,594		1,177,901
PDI, Inc.*	176,094		1,278,442
PAREXEL International Corp.*	113,936		2,266,187
RehabCare Group, Inc.*	64,549		1,068,931

Health Care - 25.2% (continued)
SonoSite, Inc.*	50,389		$1,467,328
Thoratec Corp.*	58,260		1,875,972
TomoTherapy, Inc.*	443,103		1,364,757
Transcend Services, Inc.*	130,873		1,861,014
Volcano Corp.*	76,693		1,694,915
Total Health Care			35,697,286
Industrials - 17.8%
Acacia Research Corp.*	112,680	[2]	1,692,454
Aceto Corp.	121,469		685,085
American Superconductor Corp.*	58,960	[2]	1,585,434
Applied Signal Technology, Inc.	85,204		1,673,407
Bucyrus International, Inc.	32,788		1,884,982
CIRCOR International, Inc.	48,940		1,362,979
DXP Enterprises, Inc.*	108,865		1,975,900
Fuelcell Energy, Inc.*	597,202		674,838
Interface, Inc., Class A	161,487	[2]	2,070,263
Kaydon Corp.	42,361		1,372,920
Layne Christensen Co.*	51,994		1,293,091
LSI Industries, Inc.	192,899		993,430
PowerSecure International, Inc.*	137,174		1,135,801
Satcon Technology Corp.*	466,801	[2]	1,451,751
Titan International, Inc.	183,169		1,857,334
Wabash National Corp.*	217,417		1,332,766
Westport Innovations, Inc.*	132,333		2,113,358
Total Industrials			25,155,793
Information Technology - 36.7%
AudioCodes, Ltd.*	297,720		783,004
Acme Packet, Inc.*	71,937		2,417,083
Acxiom Corp.*	89,731		1,112,216
Advent Software, Inc.*	30,373		1,508,627
Aruba Networks, Inc.*	123,690	[2]	2,272,185
Blackboard, Inc.*	62,859		2,080,004
Ceva, Inc.*	127,408		1,541,637
Cirrus Logic, Inc.*	115,952		1,753,194
Cogo Group, Inc.*	165,519		1,009,666
Comverge, Inc.*	121,432		805,094
Concur Technologies, Inc.*	43,471		2,033,139
DG FastChannel, Inc.*	52,236		827,418
DivX, Inc.*	171,978		1,323,371
Electronics for Imaging, Inc.*	140,591		1,496,591
Entegris, Inc.*	237,229		913,332
Hackett Group, Inc., The*	77,932		308,611
Ixia*	172,074		1,942,715
Interactive Intelligence, Inc.*	154,884		2,309,320
JA Solar Holdings Co., Ltd., ADR*	273,685		1,685,900
Limelight Networks, Inc.*	179,209		709,668
Liquidity Services, Inc.*	126,611		1,629,484
Local.com Corp.*	134,108		454,626
Loop Net, Inc.*	131,295		1,383,849
NIC, Inc.	229,115		1,658,793
Ness Technologies, Inc.*	243,384		1,039,250

Network Engines, Inc.*	556,351		$739,947
Newport Corp.*	133,722		1,266,347
PLX Technology, Inc.*	113,807	[2]	381,253
Perficient, Inc.*	151,914		1,318,614
Power-One, Inc.*	319,413	[2]	3,251,624
Powerwave Technologies, Inc.*	402,318		683,941
Presstek, Inc.*	202,941		355,147
Radiant Systems, Inc.*	126,346		2,262,857
Renaissance Learning, Inc.	62,762		502,096
Richardson Electronics, Ltd.	176,324		1,551,651
Rogers Corp.*	50,014		1,340,375
Scientific Learning Corp.*	140,325		681,979
Xyratex, Ltd.*	116,652		1,404,490
Zix Corp.*	470,429		1,256,045
Total Information Technology			51,995,143
Materials - 0.7%
General Steel Holdings, Inc.*	151,274		373,647
Headwaters, Inc.*	205,876		632,039
Total Materials			1,005,686
Total Common Stocks (cost $131,162,483)			139,567,581
Short-Term Investments - 7.3% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	353,256		279,053
BNY Mellon Overnight Government Fund, 0.17%	7,470,000		7,470,000
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.22%	2,601,629		2,601,629
Total Short-Term Investments (cost $10,424,885)			10,350,682
Total Investments - 105.8% (cost $141,587,368)			149,918,263
Other Assets, less Liabilities - (5.8)%			(8,229,427)
Net Assets - 100.0%			$141,688,836

Essex Growth Fund

August 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.0%
Consumer Discretionary - 9.7%
G-III Apparel Group, Ltd.*	3,360		$81,043
Lowe’s Companies, Inc.	3,993		81,058
McDonald’s Corp.	1,623		118,576
Mohawk Industries, Inc.*	2,386		105,724
Netflix, Inc.*	573		71,923
TJX Cos., Inc., The	3,951		156,815
Walt Disney Co., The	2,174		$70,851
Total Consumer Discretionary			685,990
Consumer Staples - 6.3%
Diamond Foods, Inc.	2,579		108,911
Green Mountain Coffee Roasters, Inc.*	5,175	[2]	159,494
J. M. Smucker Co. , The New	1,827		106,843
TreeHouse Foods, Inc.*	1,792		74,368
Total Consumer Staples			449,616
Energy - 4.9%
CARBO Ceramics, Inc.	1,764		133,588
Concho Resources, Inc.	1,234		72,090
Halliburton Co.	5,121		144,463
Total Energy			350,141
Financials - 6.5%
Ameriprise Financial, Inc.	3,478		151,571
CB Richard Ellis Group, Inc.*	6,930		113,790
Morgan Stanley Co.	4,881		120,512
NYSE Euronext	2,763		76,646
Total Financials			462,519
Health Care - 15.2%
Allergan, Inc.	1,311		80,522
Celgene Corp.*	2,545		131,118
Cutera, Inc.*	5,888		41,451
Express Scripts, Inc.,*	1,560		66,456
HMS Holdings Corp.*	1,280		66,790
Human Genome Sciences, Inc.*	5,064		147,312
Illumina, Inc.*	2,565		110,013
Ironwood Pharmaceuticals, Inc.*	6,202		57,492
MELA Sciences, Inc.*	26,662		183,435
Momenta Pharmaceutical, Inc.*	3,837	[2]	55,445
Thoratec Corp.*	2,686		86,489
Vertex Pharmaceuticals, Inc.*	1,517		50,577
Total Health Care			1,077,100
Industrials - 11.5%
American Superconductor Corp.*	3,963	[2]	106,565
BE Aerospace, Inc.*	3,386		91,253
Cummins, Inc.	1,360		101,198
FedEx Corp.	1,448		113,016
Kaydon Corp.	2,140		69,357
Parker Hannifin Corp.	1,318		77,973
Rockwell Automation, Inc.	1,691		86,478
Triumph Group, Inc.	1,527		101,362
United Technologies Corp.	1,061		69,188
Total Industrials			816,390

Information Technology - 31.4%
Acme Packet, Inc.*	3,334	$112,023
Advanced Energy Industries, Inc.*	12,526	176,742
Akamai Technologies, Inc.*	1,888	86,980
Amphenol Corp., Class A	2,816	114,668
Apple, Inc.*	1,176	286,203
Cisco Systems, Inc.*	6,801	136,360
DG FastChannel, Inc.*	2,923	46,300
DragonWave, Inc.*	29,904	174,639
EMC Corp.*	5,897	107,561
Entropic Communications, Inc.*	12,161	92,545
Google, Inc., Class A*	319	143,556
JDS Uniphase Corp.*	6,786	62,363
Marvell Technology Group, Ltd.*	4,377	69,770
Microsoft Corp.	2,928	68,750
Omnivision Technologies, Inc.*	5,177	106,129
Rubicon Technology, Inc.*	2,770	67,893
SRS Labs, Inc.*	20,297	182,064
Skyworks Solutions, Inc.*	4,834	86,335
VMware, Inc. Class A*	1,367	107,405
Total Information Technology		2,228,286
Materials - 9.0%
Freeport McMoRan Copper & Gold, Inc., Class B	1,619	116,535
Goldcorp, Inc.	3,087	136,507
Molycorp*	3,668	61,439
Mosaic Co., The	2,335	136,971
Potash Corp. of Saskatchewan, Inc.	851	125,310
STR Holdings, Inc.*	3,095	63,974
Total Materials		640,736
Telecommunication Services - 2.4%
NII Holdings, Inc., Class B*	4,700	170,375
Total Common Stocks (cost $7,126,281)		6,881,153
Short-Term Investments - 8.1% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	34,551	27,293
BNY Mellon Overnight Government Fund, 0.17%	291,000	291,000
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.22%	259,390	259,390
Total Short-Term Investments (cost $584,941)		577,683
Total Investments - 105.1% (cost $7,711,222)		7,458,836
Other Assets, less Liabilities - (5.1)%		(361,558)
Net Assets - 100.0%		$7,097,278

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth Fund	$7,768,782	$312,514	($622,460)	($309,946)
Essex Small/Micro Cap Growth Fund	144,746,154	26,451,122	(21,279,013)	5,172,109

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its August 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2010, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth Fund	$318,949	4.5%
Essex Small/Micro Cap Growth Fund	7,524,703	5.3%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Essex Growth Fund
Investments in Securities
Common Stocks[1]	$6,881,153	—	—	$6,881,153
Short-Term Investments	550,390	$27,293	—	577,683

Total Investments in Securities	$7,431,543	$27,293	—	$7,458,836

	Level 1	Level 2	Level 3	Total
Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks[1]	$139,567,581	—	—	$139,567,581
Short-Term Investments	10,071,629	$279,053	—	10,350,682

Total Investments in Securities	$149,639,210	$279,053	—	$149,918,263

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: October 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: October 12, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: October 12, 2010